Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions [Roll Forward]
Provision for post-employment plans	€ 1,246	€ 1,797
Additions	452	140
Retirements/amount applied	(496)	(579)
Transfers		(109)
Translation differences, hyperinflation adjustments and accretion	11	(3)
Other	2
Provision for post-employment plans	€ 1,215	€ 1,246